Shareholders' Equity (Details 4) - $ / shares	12 Months Ended
	Dec. 31, 2016	Sep. 18, 2015
Class of Stock [Line Items]
Grant date	1,782,246
Number of warrants		1,782,246
Exercise Price		$ 0.18945
Warrants 2012 [Member]
Class of Stock [Line Items]
Number of warrants	1,383,086
Warrants 2012 [Member] | Maximum [Member]
Class of Stock [Line Items]
Exercise Price	$ 2.25
Expiration date	Nov. 30, 2017
Warrants 2012 [Member] | Minimum [Member]
Class of Stock [Line Items]
Exercise Price	$ 1.72
Expiration date	Jan. 16, 2017
Warrants 2013 [Member]
Class of Stock [Line Items]
Number of warrants	399,160
Exercise Price	$ 2.00
Warrants 2013 [Member] | Maximum [Member]
Class of Stock [Line Items]
Expiration date	Sep. 17, 2018
Warrants 2013 [Member] | Minimum [Member]
Class of Stock [Line Items]
Expiration date	Jan. 16, 2018